CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
CURRENT ASSETS	$ 152,731,518	$ 153,590,747
Trade and other receivables	920	0
Prepaid expenses	180,582	0
Cash and cash equivalents	152,550,016	153,590,747
Cash	447,616	1,823,321
Cash and cash equivalents (trust account)	152,102,400	151,767,426
TOTAL ASSETS	152,731,518	153,590,747
EQUITY and LIABILITIES
EQUITY	5,000,001	5,000,001
Equity attributable to owners of the Company	5,000,001	5,000,001
Share capital	422	470
Additional paid-in capital	9,342,579	8,959,926
Retained earnings	(4,343,000)	(3,960,395)
NON-CURRENT LIABILITIES	0	147,830,224
Common stock subject to possible redemption	0	147,830,224
CURRENT LIABILITIES	147,731,517	760,522
Common stock subject to possible redemption	147,447,619	0
Trade and other payables	283,898	760,522
TOTAL EQUITY and LIABILITIES	$ 152,731,518	$ 153,590,747